BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES
Schedule of subsidiaries

THE PRINCIPAL SUBSIDIARIES OF THE COMPANY ARE AS FOLLOWS:

			Country of	Interest as at	Interest as at
		Method of	incorporation and	December 31,	December 31,
Name of subsidiary/associate(1)	Principal activity	accounting	operation	2019	2018
Minera San Xavier S.A. de C.V.	Mining	Consolidated	Mexico	100%	100%
1.	The Company sold Peak Gold Mines Pty Ltd in April 2018 and sold Western Mesquite Mines Inc. in October 2018.
2.	New Gold Inc. directly owns the assets of Rainy River, New Afton and Blackwater.

Schedule of estimated useful life of property plant and equipment

Asset class	Estimated useful life (years)
Plant and machinery	3 – 13
Mobile equipment	5 – 7